Revenue - Group's revenues from the geographical areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues from geographic areas
Total revenues	¥ 6,019,681	$ 922,556	¥ 6,845,580	¥ 5,387,577
PRC, excluding Hong Kong
Revenues from geographic areas
Total revenues	5,220,524		5,880,969	4,816,463
Hong Kong
Revenues from geographic areas
Total revenues	789,667		952,508	554,376
Others
Revenues from geographic areas
Total revenues	¥ 9,490		¥ 12,103	¥ 16,738